Expense Example - FidelityMunicipalBondIndexFund-PRO - FidelityMunicipalBondIndexFund-PRO - Fidelity Municipal Bond Index Fund - Fidelity Municipal Bond Index Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 7
3 years	23
5 years	40
10 years	$ 90